Payden Global Fixed Income Fund

Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (98%)
Armenia (USD) (0%
)
750,000 Republic of Armenia International Bond 144A,
3.60%, 2/02/31 (a) $ 677
Australia (AUD) (1%
)
2,450,000 Australia Government Bond Series 145, 2.75%,
6/21/35 (b)(c) 1,875
2,700,000 Australia Government Bond Series 139, 3.25%,
4/21/25 (b)(c) 2,025
3,900
Australia (USD) (1%
)
675,000 Commonwealth Bank of Australia 144A, 2.69%,
3/11/31 (a) 644
850,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(d) 813
1,457
Austria (EUR) (1%
)
200,000 ams-OSRAM AG 144A, 6.00%, 7/31/25 (a)(c) 235
120,000 Republic of Austria Government Bond Series 1
144A, 1.65%, 10/21/24 (a)(b)(c) 143
120,000 Republic of Austria Government Bond 144A,
2.40%, 5/23/34 (a)(b)(c) 168
390,000 Republic of Austria Government Bond 144A,
3.15%, 6/20/44 (a)(b)(c) 678
1,224
Austria (USD) (0%
)
210,000 Klabin Austria GmbH 144A, 7.00%, 4/03/49 (a) 230
Belgium (EUR) (1%
)
100,000 Kingdom of Belgium Government Bond Series
74 144A, 0.80%, 6/22/25 (a)(b)(c) 117
700,000 Kingdom of Belgium Government Bond Series
75 144A, 1.00%, 6/22/31 (a)(b)(c) 839
410,000 Kingdom of Belgium Government Bond Series
78 144A, 1.60%, 6/22/47 (a)(b)(c) 526
1,482
Bermuda (USD) (1%
)
200,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) 194
1,100,000 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050%), 2.10%, 4/25/34 (a)(d) 1,104
500,000 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250%), 1.30%, 1/25/34 (a)(d) 499
1,797
Canada (CAD) (2%
)
1,700,000 Canadian Government Bond , 0.50%, 9/01/25 (c) 1,289
1,780,000 Canadian Government Bond , 3.50%,
12/01/45 (c) 1,778
1,300,000 Canadian Government Bond , 5.00%, 6/01/37 (c) 1,421
900,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29 (a)(c) 692
400,000 Municipal Finance Authority of British
Columbia , 2.55%, 10/09/29 (c) 319
265,000 NuVista Energy Ltd. , 7.88%, 7/23/26 (c) 219
500,000 OMERS Finance Trust 144A, 2.60%, 5/14/29 (a)
(c) 398
Principal
or Shares Security Description
Value
(000)
700,000 Ontario Teachers' Finance Trust 144A, 1.10%,
10/19/27 (a)(c) $ 518
6,634
Canada (USD) (1%
)
212,000 Baytex Energy Corp. 144A, 5.63%, 6/01/24 (a) 212
525,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 534
1,500,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 1,490
2,236
Cayman Islands (USD) (5%
)
250,000 Apidos CLO XXI 2015-21A 144A, (3 mo.
LIBOR USD + 2.450%), 2.69%, 7/18/27 (a)(d) 250
540,000 Atrium XII 12A 144A, (3 mo. LIBOR USD +
2.800%), 3.06%, 4/22/27 (a)(d) 537
580,489 Barings CLO Ltd. 2013-IA 144A, (3 mo. LIBOR
USD + 0.800%), 1.05%, 1/20/28 (a)(d) 581
344,346 BDS Ltd. 2019-FL4 144A, (1 mo. LIBOR USD
+ 1.100%), 1.20%, 8/15/36 (a)(d) 345
650,000 BDS Ltd. 2021-FL9 144A, (1 mo. LIBOR USD
+ 2.250%), 2.35%, 11/16/38 (a)(d) 652
350,000 Benefit Street Partners CLO XXII Ltd. 2020-
22A 144A, (3 mo. LIBOR USD + 2.150%),
2.40%, 1/20/32 (a)(d) 350
369,163 CLNC Ltd. 2019-FL1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.364%), 1.41%, 8/20/35 (a)(d) 370
900,000 DP World Salaam , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.750%), 6.00% (b)(d)(e) 965
250,000 FS Rialto 2021-FL3 144A, (1 mo. LIBOR USD
+ 2.500%), 2.61%, 11/16/36 (a)(d) 251
1,050,000 Galaxy XXIII CLO Ltd. 2017-23A 144A, (3 mo.
LIBOR USD + 3.400%), 3.66%, 4/24/29 (a)(d) 1,052
231,005 GPMT Ltd. 2019-FL2 144A, (1 mo. LIBOR
USD + 1.300%), 1.41%, 2/22/36 (a)(d) 232
400,000 Greystone CRE Notes Ltd. 2021-FL3 144A, (1
mo. LIBOR USD + 2.200%), 2.30%, 7/15/39 (a)
(d) 396
1,350,000 HGI CRE CLO Ltd. 2021-FL2 144A, (1 mo.
LIBOR USD + 1.800%), 1.91%, 9/17/36 (a)(d) 1,338
400,000 LoanCore Issuer Ltd. 2019-CRE2 144A, (1 mo.
LIBOR USD + 1.500%), 1.61%, 5/15/36 (a)(d) 399
900,000 Madison Park Funding XLVIII Ltd. 2021-48A
144A, (3 mo. LIBOR USD + 3.000%), 3.25%,
4/19/33 (a)(d) 901
620,000 Neuberger Berman Loan Advisers CLO Ltd.
2017-25A 144A, (3 mo. LIBOR USD +
2.850%), 3.09%, 10/18/29 (a)(d) 619
900,000 Ocean Trails CLO VII 2019-7A 144A, (3 mo.
LIBOR USD + 2.450%), 2.69%, 4/17/30 (a)(d) 900
350,000 OCP CLO Ltd. 2014-5A 144A, (3 mo. LIBOR
USD + 2.900%), 3.17%, 4/26/31 (a)(d) 345
900,000 Octagon Investment Partners 32 Ltd. 2017-1A
144A, (3 mo. LIBOR USD + 2.050%), 2.29%,
7/15/29 (a)(d) 900
300,000 OZLM XII Ltd. 2015-12A 144A, (3 mo. LIBOR
USD + 1.600%), 1.90%, 4/30/27 (a)(d) 300
300,000 PFP Ltd. 2019-5 144A, (1 mo. LIBOR USD +
1.420%), 1.53%, 4/14/36 (a)(d) 300
250,000 STWD Ltd. 2021-FL2 144A, (1 mo. LIBOR
USD + 2.800%), 2.90%, 4/18/38 (a)(d) 249

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
400,000 Symphony CLO XXIV Ltd. 2020-24A 144A, (3
mo. LIBOR USD + 1.650%), 1.91%, 1/23/32 (a)
(d) $ 400
1,100,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo.
LIBOR USD + 2.400%), 2.50%, 3/15/38 (a)(d) 1,097
300,000 Voya CLO Ltd. 2015-1A 144A, (3 mo. LIBOR
USD + 2.350%), 2.59%, 1/18/29 (a)(d) 288
14,017
Colombia (EUR) (0%
)
700,000 Colombia Government International Bond ,
3.88%, 3/22/26 (c) 844
Denmark (DKK) (0%
)
650,000 Denmark Government Bond , 4.50%,
11/15/39 (c) 171
Egypt (USD) (0%
)
750,000 Egypt Government International Bond 144A,
7.30%, 9/30/33 (a) 657
Finland (EUR) (1%
)
170,000 Finland Government Bond 144A, 2.75%,
7/04/28 (a)(b)(c) 225
400,000 Sampo Oyj , (3 mo. EURIBOR + 4.050%),
3.38%, 5/23/49 (b)(c)(d) 493
650,000 SBB Treasury Oyj , 0.75%, 12/14/28 (b)(c) 681
1,399
France (EUR) (4%
)
500,000 Credit Mutuel Arkea SA , 1.63%, 4/15/26 (b)(c) 585
1,400,000 French Republic Government Bond OAT 144A,
0.50%, 6/25/44 (a)(b)(c) 1,462
3,600,000 French Republic Government Bond OAT ,
0.75%, 11/25/28 (b)(c) 4,230
950,000 French Republic Government Bond OAT 144A,
1.25%, 5/25/36 (a)(b)(c) 1,160
3,820,000 French Republic Government Bond OAT ,
1.75%, 11/25/24 (b)(c) 4,549
11,986
France (USD) (1%
)
550,000 Altice France SA 144A, 5.50%, 10/15/29 (a) 522
800,000 BNP Paribas SA 144A, (U.S. Secured Overnight
Financing Rate + 2.074%), 2.22%, 6/09/26 (a)
(d) 793
400,000 BPCE SA 144A, 2.38%, 1/14/25 (a) 401
1,716
Germany (EUR) (2%
)
2,970,000 Bundesrepublik Deutschland Bundesanleihe ,
0.00%, 8/15/26 (b)(c)(f) 3,385
950,000 Bundesrepublik Deutschland Bundesanleihe ,
1.25%, 8/15/48 (b)(c) 1,353
60,000 Bundesrepublik Deutschland Bundesanleihe ,
3.25%, 7/04/42 (b)(c) 111
900,000 Bundesrepublik Deutschland Bundesanleihe
Series 5, 4.00%, 1/04/37 (b)(c) 1,612
6,461
Guatemala (USD) (0%
)
550,000 Guatemala Government Bond 144A, 4.65%,
10/07/41 (a) 531
Guernsey (EUR) (0%
)
1,000,000 Pershing Square Holdings Ltd. 144A, 1.38%,
10/01/27 (a)(c) 1,089
Principal
or Shares Security Description
Value
(000)
India (USD) (0%
)
665,000 Shriram Transport Finance Co. Ltd. 144A,
5.95%, 10/24/22 (a) $ 672
Indonesia (EUR) (0%
)
290,000 Indonesia Government International Bond 144A,
3.75%, 6/14/28 (a)(c) 372
Indonesia (USD) (0%
)
400,000 Indonesia Asahan Aluminium Persero PT 144A,
5.45%, 5/15/30 (a) 437
200,000 Indonesia Government International Bond 144A,
4.13%, 1/15/25 (a) 213
310,000 Perusahaan Penerbit SBSN Indonesia III 144A,
4.15%, 3/29/27 (a) 335
985
Ireland (EUR) (5%
)
500,000 BBAM European CLO I DAC 1A 144A, (3 mo.
EURIBOR + 2.000%), 2.00%, 7/22/34 (a)(c)(d) 555
550,000 Bilbao CLO III DAC 3A 144A, (3 mo.
EURIBOR + 3.000%), 3.00%, 5/17/34 (a)(c)(d) 612
550,000 BlueMountain EUR CLO DAC 2021-1A
144A, (3 mo. EURIBOR + 3.200%), 3.20%,
4/15/34 (a)(c)(d) 614
600,000 Bridgepoint CLO DAC 2A 144A, (3 mo.
EURIBOR + 2.000%), 2.00%, 4/15/35 (a)(c)(d) 672
650,000 Cairn CLO XIII DAC 2021-13A 144A, (3 mo.
EURIBOR + 3.400%), 3.40%, 10/20/33 (a)(c)(d) 734
800,000 CIFC European Funding CLO IV DAC 4A
144A, (3 mo. EURIBOR + 2.100%), 2.10%,
8/18/35 (a)(c)(d) 890
700,000 Hayfin Emerald CLO VI DAC 6A 144A, (3 mo.
EURIBOR + 3.500%), 3.50%, 4/15/34 (a)(c)(d) 781
250,000 Ireland Government Bond , 1.10%, 5/15/29 (b)(c) 300
100,000 Ireland Government Bond , 3.40%, 3/18/24 (b)(c) 122
219,019 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 1.90%,
8/17/33 (a)(c)(d) 247
915,896 Last Mile Logistics Pan Euro Finance DAC
1X, (3 mo. EURIBOR + 2.700%), 2.70%,
8/17/33 (b)(c)(d) 1,036
239,951 Last Mile Securities PE DAC 2021-1A 144A, (3
mo. EURIBOR + 2.350%), 2.35%, 8/17/31 (a)
(c)(d) 271
350,000 North Westerly VII ESG CLO DAC VII-A
144A, (3 mo. EURIBOR + 0.840%), 0.84%,
5/15/34 (a)(c)(d) 392
900,000 Palmer Square European CLO DAC 2021-1A
144A, (3 mo. EURIBOR + 0.870%), 0.87%,
4/15/34 (a)(c)(d) 1,009
800,000 Palmer Square European CLO DAC 2021-2A
144A, (3 mo. EURIBOR + 2.070%), 2.07%,
4/15/35 (a)(c)(d) 896
400,000 Palmer Square European CLO DAC 2021-2A
144A, (3 mo. EURIBOR + 3.000%), 3.00%,
4/15/35 (a)(c)(d) 446
900,000 Providus CLO IV DAC 4A 144A, (3 mo.
EURIBOR + 3.250%), 3.25%, 4/20/34 (a)(c)(d) 1,012
750,000 Sculptor European CLO V DAC 5A 144A, (3
mo. EURIBOR + 1.750%), 1.75%, 1/14/32 (a)
(c)(d) 843
700,000 Sound Point Euro CLO V Funding DAC 5A
144A, (3 mo. EURIBOR + 3.300%), 3.30%,
7/25/35 (a)(c)(d) 780

Principal
or Shares Security Description
Value
(000)
550,000 St Paul's CLO XII DAC 12A 144A, (3 mo.
EURIBOR + 3.200%), 3.20%, 4/15/33 (a)(c)(d) $ 616
12,828
Ireland (USD) (0%
)
400,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 3.30%, 1/30/32  391
Israel (USD) (1%
)
900,000 Bank Leumi Le-Israel BM 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.631%), 3.28%, 1/29/31 (a)(b)(d) 887
425,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(b) 419
310,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)
(b) 332
1,638
Italy (EUR) (6%
)
650,000 Almaviva-The Italian Innovation Co. SpA 144A,
4.88%, 10/30/26 (a)(c) 717
350,000 doValue SpA 144A, 3.38%, 7/31/26 (a)(c) 393
800,000 ERG SpA , 0.50%, 9/11/27 (b)(c) 880
5,000,000 Italy Buoni Ordinari del Tesoro BOT , 0.00%,
2/28/22 (b)(c)(f) 5,619
2,660,000 Italy Buoni Poliennali Del Tesoro 144A, 0.60%,
8/01/31 (a)(b)(c) 2,817
1,100,000 Italy Buoni Poliennali Del Tesoro 144A, 1.50%,
4/30/45 (a)(b)(c) 1,136
3,600,000 Italy Buoni Poliennali Del Tesoro 144A, 1.85%,
7/01/25 (a)(b)(c) 4,267
15,829
Japan (JPY) (13%
)
877,400,000 Japan Government Ten Year Bond Series 341,
0.30%, 12/20/25 (c) 7,725
670,000,000 Japan Government Ten Year Bond Series 330,
0.80%, 9/20/23 (c) 5,903
275,000,000 Japan Government Thirty Year Bond Series 58,
0.80%, 3/20/48 (c) 2,445
333,200,000 Japan Government Thirty Year Bond Series 49,
1.40%, 12/20/45 (c) 3,375
133,000,000 Japan Government Thirty Year Bond Series 33,
2.00%, 9/20/40 (c) 1,457
80,000,000 Japan Government Thirty Year Bond Series 31,
2.20%, 9/20/39 (c) 895
190,000,000 Japan Government Thirty Year Bond Series 30,
2.30%, 3/20/39 (c) 2,145
782,500,000 Japan Government Twenty Year Bond Series 146,
1.70%, 9/20/33 (c) 7,921
675,000,000 Japan Government Twenty Year Bond Series 104,
2.10%, 6/20/28 (c) 6,645
38,511
Japan (USD) (0%
)
690,000 Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (a) 748
Kazakhstan (USD) (0%
)
650,000 KazMunayGas National Co. JSC , 5.75%,
4/19/47 (b) 730
Luxembourg (EUR) (1%
)
800,000 ADLER Group SA , 1.88%, 1/14/26 (b)(c) 728
300,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A, 5.25%, 10/15/26 (a)(c) 332
Principal
or Shares Security Description
Value
(000)
600,000 ContourGlobal Power Holdings SA 144A,
3.13%, 1/01/28 (a)(c) $ 637
450,000 Logicor Financing Sarl , 1.63%, 7/15/27 (b)(c) 514
2,211
Luxembourg (USD) (1%
)
500,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A, 6.13%, 10/15/26 (a) 500
656,073 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) 643
1,143
Malaysia (MYR) (0%
)
1,700,000 Malaysia Government Bond Series 307, 3.50%,
5/31/27 (c) 409
Mexico (MXN) (0%
)
11,660,000 Mexican Bonos Series M, 5.75%, 3/05/26 (c) 530
7,760,000 Mexican Bonos Series M 20, 8.50%, 5/31/29 (c) 395
925
Mexico (USD) (1%
)
750,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a) 702
725,000 Corp. Inmobiliaria Vesta SAB de CV 144A,
3.63%, 5/13/31 (a) 706
900,000 Mexico City Airport Trust , 3.88%, 4/30/28 (b) 911
400,000 Petroleos Mexicanos , 5.95%, 1/28/31  381
430,000 Total Play Telecomunicaciones SA de CV 144A,
6.38%, 9/20/28 (a) 402
3,102
Mongolia (USD) (0%
)
700,000 Mongolia Government International Bond 144A,
4.45%, 7/07/31 (a) 659
Morocco (EUR) (0%
)
500,000 Morocco Government International Bond 144A,
2.00%, 9/30/30 (a)(c) 533
Netherlands (EUR) (2%
)
700,000 easyJet FinCo BV , 1.88%, 3/03/28 (b)(c) 789
300,000 Netherlands Government Bond 144A, 0.50%,
7/15/26 (a)(b)(c) 348
130,000 Netherlands Government Bond 144A, 2.25%,
7/15/22 (a)(b)(c) 148
530,000 Netherlands Government Bond 144A, 4.00%,
1/15/37 (a)(b)(c) 923
1,000,000 Prosus NV 144A, 2.03%, 8/03/32 (a)(c) 1,065
900,000 Stellantis NV , 3.88%, 1/05/26 (b)(c) 1,126
650,000 Teva Pharmaceutical Finance Netherlands II BV ,
3.75%, 5/09/27 (c) 708
5,107
Netherlands (GBP) (0%
)
500,000 NIBC Bank NV , 3.13%, 11/15/23 (b)(c) 687
Netherlands (USD) (0%
)
400,000 Teva Pharmaceutical Finance Netherlands III BV ,
4.75%, 5/09/27  387
Poland (EUR) (0%
)
450,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC 144A,
3.00%, 9/01/29 (a)(c) 476
Poland (PLN) (0%
)
410,000 Republic of Poland Government Bond Series
1029, 2.75%, 10/25/29 (c) 92

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
Romania (EUR) (0%
)
380,000 Romanian Government International Bond
144A, 2.63%, 12/02/40 (a)(c) $ 356
Russian Federation (RUB) (0%
)
14,880,000 Russian Federal Bond - OFZ Series 6207, 8.15%,
2/03/27 (c) 184
Singapore (SGD) (0%
)
280,000 Singapore Government Bond , 3.50%, 3/01/27 (c) 227
South Africa (ZAR) (1%
)
45,000,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 (c) 2,705
Spain (EUR) (3%
)
600,000 Banco de Sabadell SA , (5 yr. Euro Swap +
6.414%), 6.50% (b)(c)(d)(e) 684
375,000 Food Service Project SA 144A, 5.50%,
1/21/27 (a)(c) 419
750,000 Grifols Escrow Issuer SA 144A, 3.88%,
10/15/28 (a)(c) 818
250,000 Neinor Homes SA 144A, 4.50%, 10/15/26 (a)(c) 284
3,200,000 Spain Government Bond , 0.03%, 1/31/26 (c)(f) 3,591
1,150,000 Spain Government Bond 144A, 1.25%,
10/31/30 (a)(b)(c) 1,365
660,000 Spain Government Bond 144A, 2.90%,
10/31/46 (a)(b)(c) 977
8,138
Spain (USD) (0%
)
600,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (d) 576
Sri Lanka (USD) (0%
)
350,000 Sri Lanka Government International Bond ,
6.85%, 11/03/25 (b) 184
Sweden (SEK) (0%
)
2,900,000 Sweden Government Bond Series 1059, 1.00%,
11/12/26 (b)(c) 322
Switzerland (CHF) (1%
)
1,050,000 Swiss Confederation Government Bond , 0.50%,
5/27/30 (b)(c) 1,181
Switzerland (USD) (0%
)
950,000 Credit Suisse Group AG 144A, (U.S. Secured
Overnight Financing Rate + 1.730%), 3.09%,
5/14/32 (a)(d) 924
Thailand (THB) (0%
)
15,100,000 Thailand Government Bond , 1.60%,
12/17/29 (c) 443
United Arab Emirates (USD) (0%
)
299,430 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (a) 345
United Kingdom (GBP) (4%
)
350,000 Barclays PLC , 3.00%, 5/08/26 (b)(c) 481
400,000 Bellis Acquisition Co. PLC 144A, 4.50%,
2/16/26 (a)(c) 524
350,000 Lloyds Banking Group PLC , (5 yr. UK
Government Bonds Note Generic Bid Yield +
4.607%), 5.13% (c)(d)(e) 481
300,000 NatWest Group PLC , (1 yr. GBP interest rate
swap + 1.490%), 2.88%, 9/19/26 (b)(c)(d) 411
Principal
or Shares Security Description
Value
(000)
130,000 Sage AR Funding No 1 PLC 1A 144A, (Sterling
Overnight Index Average + 3.000%), 3.05%,
11/17/30 (a)(c)(d) $ 175
260,000 United Kingdom Gilt , 4.25%, 12/07/55 (b)(c) 615
1,410,000 United Kingdom Gilt , 4.25%, 12/07/55 (b)(c) 3,334
1,560,000 United Kingdom Gilt , 4.75%, 12/07/38 (b)(c) 3,131
1,420,000 United Kingdom Gilt , 5.00%, 3/07/25 (b)(c) 2,138
11,290
United Kingdom (USD) (0%
)
520,000 Fresnillo PLC 144A, 4.25%, 10/02/50 (a) 505
United States (EUR) (2%
)
700,000 BorgWarner Inc. , 1.00%, 5/19/31 (c) 750
550,000 Capital One Financial Corp. , 1.65%, 6/12/29 (c) 631
850,000 Discovery Communications LLC , 1.90%,
3/19/27 (c) 991
550,000 International Flavors & Fragrances Inc. , 1.80%,
9/25/26 (c) 647
700,000 Morgan Stanley , (3 mo. EURIBOR + 0.833%),
1.10%, 4/29/33 (c)(d) 766
550,000 MPT Operating Partnership LP/MPT Finance
Corp. , 0.99%, 10/15/26 (c) 606
650,000 Southern Co. , (5 yr. Euro Swap + 2.108%),
1.88%, 9/15/81 (c)(d) 699
5,090
United States (GBP) (0%
)
350,000 General Motors Financial Co. Inc. , 2.35%,
9/03/25 (b)(c) 471
United States (USD) (33%
)
400,000 American Campus Communities Operating
Partnership LP , 2.25%, 1/15/29  383
390,000 American Equity Investment Life Holding Co. ,
5.00%, 6/15/27  435
1,000,000 American Homes 4 Rent LP , 2.38%, 7/15/31  950
1,025,000 American Tower Corp. , 2.30%, 9/15/31  960
470,000 Antero Resources Corp. , 5.00%, 3/01/25  476
256,750 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (a) 260
800,000 AT&T Inc. , 4.35%, 3/01/29  880
875,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.010%), 1.20%, 10/24/26 (d) 842
350,000 Bank of America Corp. , (3 mo. LIBOR USD +
1.210%), 3.97%, 2/07/30 (d) 375
1,000,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  983
825,000 Boeing Co. , 2.20%, 2/04/26  811
400,000 Boston Properties LP , 2.90%, 3/15/30  399
750,000 Broadcom Inc. 144A, 3.50%, 2/15/41 (a) 714
42,688 BX Commercial Mortgage Trust 2018-IND
144A, (1 mo. LIBOR USD + 1.700%), 1.81%,
11/15/35 (a)(d) 43
280,000 BX Commercial Mortgage Trust 2018-IND
144A, (1 mo. LIBOR USD + 1.800%), 1.91%,
11/15/35 (a)(d) 280
225,000 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. LIBOR USD + 1.800%), 1.91%,
6/15/38 (a)(d) 223
164,428 BX Commercial Mortgage Trust 2020-BXLP
144A, (1 mo. LIBOR USD + 2.000%), 2.11%,
12/15/36 (a)(d) 163
637,500 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 2.300%), 2.41%,
10/15/36 (a)(d) 631

Principal
or Shares Security Description
Value
(000)
950,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. LIBOR USD + 2.400%), 2.51%,
9/15/36 (a)(d) $ 943
2,296,655 Cantor Commercial Real Estate Lending 2019-
CF1, 1.11%, 5/15/52 (g) 140
269,249 CARS-DB4 LP 2020-1A 144A, 3.25%,
2/15/50 (a) 275
350,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (a) 356
220,000 Centene Corp. , 4.25%, 12/15/27  226
750,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.80%,
3/01/50  768
297,826 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.050%), 2.16%,
6/15/34 (a)(d) 292
91,287 Connecticut Avenue Securities Trust 2020-R01
144A, (1 mo. LIBOR USD + 2.050%), 2.16%,
1/25/40 (a)(d) 92
547,890 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 2.26%,
11/25/39 (a)(d) 547
150,000 Connecticut Avenue Securities Trust 2020-R02
144A, (1 mo. LIBOR USD + 3.000%), 3.11%,
1/25/40 (a)(d) 151
710,000 Consolidated Communications Inc. 144A,
5.00%, 10/01/28 (a) 689
900,000 Crescent Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 925
825,000 DataBank Issuer 2021-1A 144A, 2.06%,
2/27/51 (a) 798
1,300,000 DB Master Finance LLC 2021-1A 144A, 2.49%,
11/20/51 (a) 1,277
479,325 DB Master Finance LLC 2017-1A 144A, 4.03%,
11/20/47 (a) 497
400,000 Dell International LLC/EMC Corp. , 6.10%,
7/15/27  469
1,050,000 Directv Financing LLC/Directv Financing Co.-
Obligor Inc. 144A, 5.88%, 8/15/27 (a) 1,056
1,100,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (a) 1,050
800,000 Equinix Inc. , 2.50%, 5/15/31  767
785,000 Evergy Inc. , 2.90%, 9/15/29  786
249,499 Fannie Mae Connecticut Avenue Securities 2018-
C03, (1 mo. LIBOR USD + 2.150%), 2.26%,
10/25/30 (d) 253
199,128 Fannie Mae Connecticut Avenue Securities 2016-
C07, (1 mo. LIBOR USD + 9.500%), 9.61%,
5/25/29 (d) 216
494,952 Fannie Mae Connecticut Avenue Securities 2016-
C04, (1 mo. LIBOR USD + 10.250%), 10.36%,
1/25/29 (d) 548
498,273 Fannie Mae Connecticut Avenue Securities 2016-
C05, (1 mo. LIBOR USD + 10.750%), 10.86%,
1/25/29 (d) 543
457,098 Fannie Mae-Aces 2018-M13, 3.71%, 9/25/30 (g) 512
1,050,000 Flexential Issuer 2021-1A 144A, 3.25%,
11/27/51 (a) 1,048
168,963 FN AL3577 30YR , 3.50%, 4/01/43  180
532,511 FN AS4168 30YR , 4.00%, 12/01/44  575
1,004,624 FN BP6345 30YR , 3.00%, 6/01/50  1,031
1,341,188 FN BP6626 30YR , 2.00%, 8/01/50  1,311
619,896 FN FM1717 30YR , 3.50%, 12/01/45  659
Principal
or Shares Security Description
Value
(000)
1,128,931 FN FM3162 30YR , 3.00%, 11/01/46  $ 1,174
1,852,495 FN FM7194 30YR , 2.50%, 3/01/51  1,853
1,479,992 FN FM9195 30YR , 2.50%, 10/01/51  1,484
1,465,421 FN FS0007 30YR , 3.00%, 8/01/50  1,503
1,140,000 FNCL , 2.50%, 30YR TBA (h) 1,138
1,461,497 FR RA3728 30YR , 2.00%, 10/01/50  1,429
2,392,390 FR SB8509 15YR , 2.00%, 1/01/36  2,407
522,447 FR SD0674 30YR , 2.50%, 9/01/51  523
1,251,047 FR SD0729 30YR , 2.00%, 10/01/51  1,222
1,078,067 FR ZT0534 30YR , 3.50%, 12/01/47  1,141
425,000 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 1.70%,
1/25/34 (a)(d) 427
400,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 2.500%), 2.61%,
2/25/50 (a)(d) 400
114,264 Freddie Mac STACR Trust 2019-HQA2 144A,
(1 mo. LIBOR USD + 2.050%), 2.16%,
4/25/49 (a)(d) 115
166,848 Freddie Mac STACR Trust 2019-DNA3 144A,
(1 mo. LIBOR USD + 2.050%), 2.16%,
7/25/49 (a)(d) 168
600,000 Freddie Mac STACR Trust 2018-HQA2 144A,
(1 mo. LIBOR USD + 2.300%), 2.41%,
10/25/48 (a)(d) 609
266,008 Freddie Mac STACR Trust 2019-DNA1 144A,
(1 mo. LIBOR USD + 2.650%), 2.76%,
1/25/49 (a)(d) 270
200,000 Freddie Mac STACR Trust 2019-DNA4 144A,
(1 mo. LIBOR USD + 2.700%), 2.81%,
10/25/49 (a)(d) 200
800,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2021-DNA2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 3.400%), 3.45%, 8/25/33 (a)(d) 818
350,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a)
(i) 360
218,284 G2 MA3663 30YR , 3.50%, 5/20/46  229
779,490 G2 MA4195 30YR , 3.00%, 1/20/47  806
2,413,492 G2 MA7472 30YR , 2.50%, 7/20/51  2,433
350,000 General Motors Co. , 6.25%, 10/02/43  448
575,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  592
500,000 Goldman Sachs Group Inc. , 2.60%, 2/07/30  490
425,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (a) 402
350,000 ITC Holdings Corp. 144A, 2.95%, 5/14/30 (a) 350
350,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.510%), 2.74%, 10/15/30 (d) 349
488,256 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 2.28%, 12/26/28 (a) 485
850,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 830
860,000 Lennar Corp. , 4.50%, 4/30/24  905
680,000 Life Storage LP , 2.20%, 10/15/30  649
290,000 National Fuel Gas Co. , 5.50%, 1/15/26  318
470,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (a) 786
850,000 Owl Rock Capital Corp. , 3.75%, 7/22/25  865
63,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (a) 105
600,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  575

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
750,000 Plains All American Pipeline LP B, (3 mo.
LIBOR USD + 4.110%), 6.13% (d)(e) $ 634
294,000 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) 298
700,000 Progress Residential Trust 2019-SFR4 144A,
2.69%, 10/17/36 (a) 704
400,000 Sabine Pass Liquefaction LLC , 5.63%, 3/01/25  437
500,000 SBA Tower Trust 144A, 2.84%, 1/15/25 (a) 510
900,000 Simon Property Group LP , 2.45%, 9/13/29  889
312,000 Southwestern Energy Co. , 8.38%, 9/15/28  343
700,000 Spirit Realty LP , 2.10%, 3/15/28  671
213,882 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 1.650%), 1.76%, 4/25/43 (a)(d) 214
850,000 Stellantis Finance U.S. Inc. 144A, 2.69%,
9/15/31 (a) 806
1,050,000 Stillwater Mining Co. 144A, 4.00%,
11/16/26 (a) 1,007
825,000 Taco Bell Funding LLC 2021-1A 144A, 1.95%,
8/25/51 (a) 798
640,000 Toledo Hospital B, 5.33%, 11/15/28  713
375,000 TSMC Arizona Corp. , 2.50%, 10/25/31  370
4,030,000 U.S. Treasury Bond , 1.88%, 2/15/51  3,818
3,610,000 U.S. Treasury Bond , 2.25%, 8/15/46 (j)(k) 3,659
5,130,000 U.S. Treasury Bond , 4.50%, 5/15/38  6,940
130,000 U.S. Treasury Note , 1.25%, 11/30/26  128
14,769,000 U.S. Treasury Note , 1.25%, 8/15/31  14,096
700,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 744
250,000 Venture Global Calcasieu Pass LLC 144A,
3.88%, 11/01/33 (a) 248
800,000 VMware Inc. , 2.20%, 8/15/31  748
96,421
Uzbekistan (USD) (0%
)
650,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 608
Virgin Islands (British) (USD) (1%
)
1,000,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (b) 1,001
550,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 559
1,560
Total Bonds
(Cost - $289,899) 278,473
Bank Loans(l) (2%
)
507,000 Ascent Resources Utica Holdings LLC Term Loan
2L, (LIBOR USD 3-Month + 9.000%), 10.00%,
11/01/25  549
192,500 Avast Software sro Term Loan B 1L, (3 mo.
EURIBOR + 2.000%), 2.00%, 3/22/28 EUR (c) 216
500,000 CAB Selas Term Loan B 1L, (6 mo. EURIBOR +
3.000%), 3.50%, 2/09/28 EUR (c) 554
1,075,250 DirectV Financing LLC Closing Date Term Loan
1L, (LIBOR USD 3-Month + 5.000%), 5.75%,
8/02/27  1,078
Principal
or Shares Security Description
Value
(000)
315,089 IRB Holding Corp. Term Loan B 1L, (LIBOR
USD 3-Month + 2.750%), 3.75%, 2/05/25  $ 315
500,000 KP Germany Erste GmbH Term Loan B 1L, (6
mo. EURIBOR + 4.750%), 4.75%, 2/09/26
EUR (c) 541
350,000 Southwestern Energy Co. Term Loan B 1L,
(LIBOR USD 3-Month + 1.500%), 3.00%,
6/22/27  351
1,084,155 Standard Industries Inc. Term Loan B 1L,
(LIBOR USD 3-Month + 2.500%), 3.00%,
9/22/28  1,086
482,481 Tacala Investment Corp. Term Loan B 1L,
(LIBOR USD 1-Month + 3.500%), 4.25%,
2/05/27 483
500,307 United Natural Foods Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 3.250%), 3.36%,
10/22/25  501
1,100,000 Whatabrands LLC Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 3.75%, 8/03/28 1,099
Total Bank Loans (Cost - $6,834)
6,773
Investment Company (1%)
1,328,990 Payden Cash Reserves Money Market Fund  * 1,543
146,702 Payden Floating Rate Fund, SI Class  * 1,449
Total Investment Company
(Cost - $3,011) 2,992
Total Investments (Cost - $299,744)  (99%)
288,238
Other Assets, net of Liabilities ( 1% ) 2,383
Net Assets (100%)
$ 290,621
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at January
31, 2022.
(e) Perpetual security with no stated maturity date.
(f) Yield to maturity at time of purchase.
(g) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h) Security was purchased on a delayed delivery basis.
(i) All or a portion of these securities are on loan. At January 31, 2022, the total market value of the Fund’s securities on loan is $206 and the total market value of the collateral held by the Fund is $214. Amounts in 000s.
(j) All or a portion of the security is pledged to cover futures contract margin requirements.
(k) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(l) Floating rate security. The rate shown reflects the rate in effect at January 31,
2022. The stated maturity is subject to prepayments.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
IDR 20,530,000
USD  1,418 Citibank, N.A. 03/15/2022 $ 5
JPY 525,600
USD  4,563 State Street Bank & Trust Co. 04/14/2022 8
SGD 1,912
USD  1,412 Citibank, N.A. 03/15/2022 3
USD 692
RUB  51,840 Citibank, N.A. 03/15/2022 29
USD 1,058
EUR  922 Citibank, N.A. 03/17/2022 20
USD 1,268
CHF  1,151 Citibank, N.A. 04/19/2022 23
USD 227
PLN  906 Citibank, N.A. 04/19/2022 7
USD 13,814
GBP  10,198 HSBC Bank USA, N.A. 02/10/2022 99
USD 190
DKK  1,235 HSBC Bank USA, N.A. 04/19/2022 4
USD 1,349
MXN  27,980 HSBC Bank USA, N.A. 04/19/2022 11
USD 357
SEK  3,182 HSBC Bank USA, N.A. 04/19/2022 15
USD 250
SGD  336 HSBC Bank USA, N.A. 04/19/2022 1
USD 3,046
EUR  2,680 HSBC Bank USA, N.A. 04/20/2022 30
USD 232
RUB  17,890 HSBC Bank USA, N.A. 05/18/2022 7
USD 98
CNH  625 HSBC Bank USA, N.A. 05/23/2022 –
USD 79,038
EUR  69,945 State Street Bank & Trust Co. 02/10/2022 443
USD 204
GBP  150 State Street Bank & Trust Co. 02/10/2022 3
USD 4,556
GBP  3,350 State Street Bank & Trust Co. 04/14/2022 52
USD 4,234
AUD  5,799 State Street Bank & Trust Co. 04/19/2022 132
USD 7,349
CAD  9,177 State Street Bank & Trust Co. 04/19/2022 131
1,023
Liabilities:
EUR 800 USD  904 HSBC Bank USA, N.A. 02/10/2022 (5)
GBP 600 USD  818 HSBC Bank USA, N.A. 02/10/2022 (11)
JPY 80,000 USD  698 Citibank, N.A. 02/10/2022 (3)
RUB 51,840 USD  710 Citibank, N.A. 03/15/2022 (46)
SEK 27,587 USD  3,044 HSBC Bank USA, N.A. 04/20/2022 (82)
USD 456 THB  15,270 Barclays Bank PLC 02/10/2022 (3)
USD 434 MYR  1,856 Barclays Bank PLC 02/11/2022 (9)
USD 39,738 JPY  4,610,700 Citibank, N.A. 02/10/2022 (331)
USD 2,786 ZAR  43,500 Citibank, N.A. 04/19/2022 (13)
(503)
Net Unrealized Appreciation (Depreciation)
$ 520
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Euro-Bund Future 47 Mar-22 $ 8,929 $ (267) $ (267)
Euro-Buxl Future 9 Mar-22 2,056 (131) (131)
Euro-Schatz Future 46 Mar-22 5,781 (14) (14)
Long Gilt Future 13 Mar-22 2,132 (50) (50)
U.S. Long Bond Future 17 Mar-22 2,646 (80) (80)
U.S. Treasury 10-Year Note Future 4 Mar-22 512 (10) (10)
U.S. Treasury 2-Year Note Future 55 Mar-22 11,916 (96) (96)
U.S. Treasury 5-Year Note Future 78 Mar-22 9,298 (8) (8)
U.S. Ultra Bond Future 17 Mar-22 3,212 (110) (110)
a a
(766)
Short Contracts:
Euro-Bobl Future 33 Mar-22 (4,903) 36 36

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Euro-Oat Future 29 Mar-22 $ (5,246) $ 176 $ 176
U.S. 10-Year Ultra Future 153 Mar-22 (21,852) 463 463
a a
675
Total Futures
$(91)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Pay Fixed 0.2990% Semi-
Annually, Receive Variable 1.2673% (3-Month USD LIBOR)
Quarterly 07/30/2031 USD 4,681 $ 236 $ – $ 236
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly,
Pay Variable 1.300% (3M KWCDC) Quarterly 10/07/2029 KRW 1,584,200 (108) – (108)
10-Year Interest Rate Swap, Receive Fixed 1.800% Quarterly,
Pay Variable 1.270% (3M KWCDC) Quarterly 09/23/2031 KRW 2,288,000 (73) – (73)
5-Year Interest Rate Swap, Receive Fixed 2.580% Quarterly,
Pay Variable 2.580% (CNRR007) Quarterly 02/05/2025 CNY 2,350 5 – 5
5-Year Interest Rate Swap, Receive Fixed 2.635% Quarterly,
Pay Variable 2.580% (CNRR007) Quarterly 01/08/2026 CNY 38,600 100 – 100
5-Year Interest Rate Swap, Receive Fixed 2.715% Quarterly,
Pay Variable 2.5800% (CNRR007) Quarterly 09/16/2025 CNY 12,200 36 – 36
5-Year Interest Rate Swap, Receive Fixed 2.720% Quarterly,
Pay Variable 2.040% (CNRR007) Quarterly 10/14/2025 CNY 10,000 30 – 30
5-Year Interest Rate Swap, Receive Fixed 2.825% Quarterly,
Pay Variable 2.580% (CNRR007) Quarterly 04/08/2026 CNY 35,000 134 – 134
5-Year Interest Rate Swap, Receive Fixed 2.920% Quarterly,
Pay Variable 2.550% (CNRR007) Quarterly 01/17/2025 CNY 11,580 41 – 41
5-Year Interest Rate Swap, Receive Fixed 2.960% Quarterly,
Pay Variable 2.580% (CNRR007) Quarterly 12/09/2024 CNY 28,890 107 – 107
5-Year Interest Rate Swap, Receive Fixed 2.350% Quarterly,
Pay Variable 2.550% (CNRR007) Quarterly 07/03/2025 CNY 11,800 11 – 11
5-Year Interest Rate Swap, Receive Fixed 2.4810% Quarterly,
Pay Variable 2.0800% (CNRR007) Quarterly 09/22/2026 CNY 33,000 58 – 58
$577 $– $577
Open Centrally Cleared Zero-Coupon Inflation Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
10 Year Zero-Coupon Inflation Swap, Receive Fixed 2.5625%
at Maturity, Pay Variable (Change in CPI) at Maturity 07/30/2031 USD 4,066 $(182) $– $(182)

Open OTC Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
5-Year Interest Rate Swap, Receive Fixed 1.850% Quarterly,
Pay Variable 2.55% (CNRR007) Quarterly, Counterparty:
Goldman Sachs & Co. 05/08/2025 CNY 16,000 $(26) $– $(26)